Note 6 - Other Expenses - Other Expenses (Details) - USD ($) $ in Thousands	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Marketing and distribution	$ 7,980	$ 22,550	$ 31,581	$ 30,971
Hosting	2,215	7,894	10,146	12,105
Audit, legal and other advisory services	6,359	1,577	8,324	3,529
Software license fees	253	1,068	1,799	1,346
Rent and other office expenses	545	3,407	4,573	4,304
Travel	983	1,880	2,058	1,775
Other	698	4,110	1,517	4,622
Total	$ 19,032	$ 42,486	$ 59,997	$ 58,652